Trade and Other Payables - Disclosure of Movement in the Liability for Annual Leave (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	R 770	R 731
Benefits paid	(803)	(762)
Total expense per income statement	807	787
Translation loss	20	14
Balance at end of year	794	770
Disclosure Of Non-Financial Assets And Liabilities [Line Items]
Leave liabilities	R 794	R 770